Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 2,259.4	$ 326.8
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Held for trading	94.1	982.3
Financial assets, Mandatorily measured at FVTPL	$ 2,259.4	162.1
Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL		123.8
Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL		$ 40.9